Document and Entity Information	Nov. 25, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2019
Entity Registrant Name	ACORDA THERAPEUTICS INC
Entity Central Index Key	0001008848
Entity Emerging Growth Company	false
Entity File Number	001-31938
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	420 Saw Mill River Road
Entity Address, City or Town	Ardsley
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10502
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (Par Value $0.001)
Trading Symbol	ACOR
Name of each exchange on which registered	NASDAQ